Annual Operating Expenses - VIPBalancedPortfolio-InitialServiceService2PRO - VIPBalancedPortfolio-InitialServiceService2PRO - VIP Balanced Portfolio	Apr. 30, 2025
VIP Balanced Portfolio - Initial Class
Operating Expenses:
Management fee	0.42%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.42%
VIP Balanced Portfolio - Service Class
Operating Expenses:
Management fee	0.42%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none	[1]
Total annual operating expenses	0.52%
VIP Balanced Portfolio - Service Class 2
Operating Expenses:
Management fee	0.42%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[1]
Total annual operating expenses	0.67%

[1]	A Adjusted to reflect current fees.